Supplemental Guarantor Condensed Financial Information (Condensed Statements Of Operations and Comprehensive Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	$ 1,430.1	$ 1,661.3	$ 1,557.1	$ 1,659.1	$ 1,543.7	$ 1,622.2	$ 1,512.6	$ 1,475.2	$ 1,449.5	$ 6,421.2	$ 6,059.5	$ 5,808.2
Cost of Sales	1,298.0				1,386.8					5,717.5	5,434.6	5,213.9
Gross profit	132.1	193.8	160.2	192.8	156.9	136.7	165.4	173.7	149.1	703.7	624.9	594.3
Selling, general and administrative expenses	120.7				124.1					492.0	425.5	379.7
Goodwill impairment charge	155.1				0
Indefinite-lived intangible asset impairment charge	93.4				0
Operating income (loss)	(237.1)				32.8					211.7	199.4	214.6
Other income (expense)	(97.7)				(52.7)					(66.7)	(2.9)	(31.7)
Interest expense	(27.4)				(29.5)					(124.9)	(106.8)	(99.2)
Interest income	1.2				1.5					6.9	6.5	7.7
Loss on extinguishment of debt										0	(9.3)	0
Interest income (expense), total	(26.2)				(28.0)					(118.0)	(109.6)	(91.5)
Income (loss) before income taxes	(361.0)				(47.9)					27.0	86.9	91.4
Income tax (provision) benefit	21.4				3.8					(38.8)	(78.6)	(38.6)
Equity in net earnings of affiliated companies and subsidiaries	0.2				0.2					1.7	1.7	2.9
Net income (loss) including non-controlling interest	(339.4)				(43.9)					(10.1)	10.0	55.7
Less: preferred stock dividends	0				0.1					0.3	0.3	0.3
Less: net income (loss) attributable to non-controlling interest	(24.0)				1.8					7.7	5.7	0.9
Net income (loss) attributable to Company common shareholders	(315.4)	13.8	5.7	8.2	(45.8)	(15.7)	(22.9)	17.7	24.9	(18.1)	4.0	54.5
Comprehensive income (loss):
Net income (loss)	(339.4)				(43.9)					(10.1)	10.0	55.7
Currency translation gain (loss)	(10.8)				(3.6)					(46.9)	9.9	(60.6)
Defined benefit plan adjustments, net of tax	0.9				2.7					32.0	(21.3)	(18.0)
Change in fair value of derivatives, net of tax	0				(0.5)					0.3	6.0	(37.6)
Comprehensive income (loss), net of tax	(349.3)				(45.3)					(24.7)	4.6	(60.5)
Comprehensive income (loss) attributable to non-controlling interest, net of tax	(25.0)				2.5					0.6	7.5	(5.1)
Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	(324.3)				(47.8)					(25.3)	(2.9)	(55.4)
Customers [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	1,430.1				1,543.7					6,421.2	6,059.5	5,808.2
Intercompany [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	0				0					0	0	0
Parent Company [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	17.7				13.8					56.0	54.4	55.9
Cost of Sales	0				0					0	0	0
Gross profit	17.7				13.8					56.0	54.4	55.9
Selling, general and administrative expenses	14.8				10.9					43.4	41.5	44.6
Goodwill impairment charge	0
Indefinite-lived intangible asset impairment charge	0
Operating income (loss)	2.9				2.9					12.6	12.9	11.3
Other income (expense)	0				0					0	0	(0.1)
Interest expense	(15.0)				(20.9)					(86.9)	(70.6)	(63.0)
Interest income	14.1				25.9					105.1	91.6	88.6
Loss on extinguishment of debt											(9.3)
Interest income (expense), total	(0.9)				5.0					18.2	11.7	25.6
Income (loss) before income taxes	2.0				7.9					30.8	24.6	36.8
Income tax (provision) benefit	(0.3)				(3.0)					(11.5)	(10.9)	(15.8)
Equity in net earnings of affiliated companies and subsidiaries	(317.1)				(50.6)					(37.1)	(9.4)	33.8
Net income (loss) including non-controlling interest	(315.4)				(45.7)					(17.8)	4.3	54.8
Less: preferred stock dividends					0.1					0.3	0.3	0.3
Less: net income (loss) attributable to non-controlling interest	0				0					0	0	0
Net income (loss) attributable to Company common shareholders	(315.4)				(45.8)					(18.1)	4.0	54.5
Comprehensive income (loss):
Net income (loss)	(315.4)				(45.7)					(17.8)	4.3	54.8
Currency translation gain (loss)	(9.8)				(4.2)					(39.2)	8.4	(57.1)
Defined benefit plan adjustments, net of tax	0.9				2.7					31.8	(21.4)	(15.6)
Change in fair value of derivatives, net of tax					(0.6)					(0.1)	5.8	(37.5)
Comprehensive income (loss), net of tax	(324.3)				(47.8)					(25.3)	(2.9)	(55.4)
Comprehensive income (loss) attributable to non-controlling interest, net of tax	0				0					0	0	0
Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	(324.3)				(47.8)					(25.3)	(2.9)	(55.4)
Parent Company [Member] | Customers [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	0				0					0	0	0
Parent Company [Member] | Intercompany [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	17.7				13.8					56.0	54.4	55.9
Guarantor Subsidiaries [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	557.3				652.4					2,525.0	2,166.1	1,973.4
Cost of Sales	486.2				574.4					2,244.5	1,903.6	1,742.5
Gross profit	71.1				78.0					280.5	262.5	230.9
Selling, general and administrative expenses	41.5				49.7					188.7	150.6	130.7
Goodwill impairment charge	0
Indefinite-lived intangible asset impairment charge	0
Operating income (loss)	29.6				28.3					91.8	111.9	100.2
Other income (expense)	(2.9)				(1.3)					(6.2)	0	(0.2)
Interest expense	(16.7)				(26.9)					(110.7)	(96.1)	(91.6)
Interest income	3.7				3.5					15.2	15.5	15.0
Loss on extinguishment of debt											0
Interest income (expense), total	(13.0)				(23.4)					(95.5)	(80.6)	(76.6)
Income (loss) before income taxes	13.7				3.6					(9.9)	31.3	23.4
Income tax (provision) benefit	(0.9)				(2.0)					13.8	(11.0)	2.6
Equity in net earnings of affiliated companies and subsidiaries	(329.9)				(52.2)					(41.0)	(29.7)	7.8
Net income (loss) including non-controlling interest	(317.1)				(50.6)					(37.1)	(9.4)	33.8
Less: preferred stock dividends					0					0	0	0
Less: net income (loss) attributable to non-controlling interest	0				0					0	0	0
Net income (loss) attributable to Company common shareholders	(317.1)				(50.6)					(37.1)	(9.4)	33.8
Comprehensive income (loss):
Net income (loss)	(317.1)				(50.6)					(37.1)	(9.4)	33.8
Currency translation gain (loss)	(9.8)				(4.2)					(39.2)	7.6	(56.6)
Defined benefit plan adjustments, net of tax	0.9				2.7					31.8	(21.4)	(15.6)
Change in fair value of derivatives, net of tax					(0.6)					(0.1)	5.8	(37.5)
Comprehensive income (loss), net of tax	(326.0)				(52.7)					(44.6)	(17.4)	(75.9)
Comprehensive income (loss) attributable to non-controlling interest, net of tax	0				0					0	0	0
Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	(326.0)				(52.7)					(44.6)	(17.4)	(75.9)
Guarantor Subsidiaries [Member] | Customers [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	475.7				610.2					2,233.0	2,015.8	1,857.0
Guarantor Subsidiaries [Member] | Intercompany [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	81.6				42.2					292.0	150.3	116.4
Non-Guarantor Subsidiaries [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	1,007.6				1,036.9					4,469.6	4,364.3	4,156.1
Cost of Sales	946.6				958.0					4,046.4	4,001.9	3,792.7
Gross profit	61.0				78.9					423.2	362.4	363.4
Selling, general and administrative expenses	82.1				77.3					315.9	287.8	260.3
Goodwill impairment charge	155.1
Indefinite-lived intangible asset impairment charge	93.4
Operating income (loss)	(269.6)				1.6					107.3	74.6	103.1
Other income (expense)	(94.8)				(51.4)					(60.5)	(2.9)	(31.4)
Interest expense	(13.5)				(11.3)					(48.1)	(48.0)	(48.9)
Interest income	1.2				1.7					7.4	7.3	8.4
Loss on extinguishment of debt											0
Interest income (expense), total	(12.3)				(9.6)					(40.7)	(40.7)	(40.5)
Income (loss) before income taxes	(376.7)				(59.4)					6.1	31.0	31.2
Income tax (provision) benefit	22.6				8.8					(41.1)	(56.7)	(25.4)
Equity in net earnings of affiliated companies and subsidiaries	0.1				0.1					0.8	1.2	2.6
Net income (loss) including non-controlling interest	(354.0)				(50.5)					(34.2)	(24.5)	8.4
Less: preferred stock dividends					0					0	0	0
Less: net income (loss) attributable to non-controlling interest	(24.0)				1.8					7.7	5.7	0.9
Net income (loss) attributable to Company common shareholders	(330.0)				(52.3)					(41.9)	(30.2)	7.5
Comprehensive income (loss):
Net income (loss)	(354.0)				(50.5)					(34.2)	(24.5)	8.4
Currency translation gain (loss)	(8.1)				5.7					(55.8)	5.1	(51.8)
Defined benefit plan adjustments, net of tax	0.2				0.3					12.3	(20.0)	(3.0)
Change in fair value of derivatives, net of tax					0					0.3	2.8	(33.8)
Comprehensive income (loss), net of tax	(361.9)				(44.5)					(77.4)	(36.6)	(80.2)
Comprehensive income (loss) attributable to non-controlling interest, net of tax	(25.0)				2.5					0.6	7.5	(5.1)
Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	(336.9)				(47.0)					(78.0)	(44.1)	(75.1)
Non-Guarantor Subsidiaries [Member] | Customers [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	954.4				933.5					4,188.2	4,043.7	3,951.2
Non-Guarantor Subsidiaries [Member] | Intercompany [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	53.2				103.4					281.4	320.6	204.9
Eliminations [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	(152.5)				(159.4)					(629.4)	(525.3)	(377.2)
Cost of Sales	(134.8)				(145.6)					(573.4)	(470.9)	(321.3)
Gross profit	(17.7)				(13.8)					(56.0)	(54.4)	(55.9)
Selling, general and administrative expenses	(17.7)				(13.8)					(56.0)	(54.4)	(55.9)
Goodwill impairment charge	0
Indefinite-lived intangible asset impairment charge	0
Operating income (loss)	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense	17.8				29.6					120.8	107.9	104.3
Interest income	(17.8)				(29.6)					(120.8)	(107.9)	(104.3)
Loss on extinguishment of debt											0
Interest income (expense), total	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Income tax (provision) benefit	0				0					0	0	0
Equity in net earnings of affiliated companies and subsidiaries	647.1				102.9					79.0	39.6	(41.3)
Net income (loss) including non-controlling interest	647.1				102.9					79.0	39.6	(41.3)
Less: preferred stock dividends					0					0	0	0
Less: net income (loss) attributable to non-controlling interest	0				0					0	0	0
Net income (loss) attributable to Company common shareholders	647.1				102.9					79.0	39.6	(41.3)
Comprehensive income (loss):
Net income (loss)	647.1				102.9					79.0	39.6	(41.3)
Currency translation gain (loss)	16.9				(0.9)					87.3	(11.2)	104.9
Defined benefit plan adjustments, net of tax	(1.1)				(3.0)					(43.9)	41.5	16.2
Change in fair value of derivatives, net of tax					0.7					0.2	(8.4)	71.2
Comprehensive income (loss), net of tax	662.9				99.7					122.6	61.5	151.0
Comprehensive income (loss) attributable to non-controlling interest, net of tax	0				0					0	0	0
Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	662.9				99.7					122.6	61.5	151.0
Eliminations [Member] | Customers [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	0				0					0	0	0
Eliminations [Member] | Intercompany [Member]
Schedule of Statements Of Operations and Comprehensive Income (Loss) [Line Items]
Net sales	$ (152.5)				$ (159.4)					$ (629.4)	$ (525.3)	$ (377.2)